UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

AB LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2018

Date of reporting period: April 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Large Cap Growth Fund, Inc.

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.6%
Information Technology - 36.3%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	142,126	$37,599,433

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	357,885	29,958,553

Internet Software & Services - 14.6%
Alphabet, Inc.-Class C (a)	484,478	492,874,004
Facebook, Inc.-Class A (a)	2,655,095	456,676,340

		949,550,344

IT Services - 8.9%
Cognizant Technology Solutions Corp.-Class A	704,891	57,674,182
Fiserv, Inc. (a)	776,010	54,988,069
PayPal Holdings, Inc. (a)	1,663,743	124,131,865
Visa, Inc.-Class A	2,706,341	343,380,546

		580,174,662

Semiconductors & Semiconductor Equipment - 2.9%
NVIDIA Corp.	106,818	24,023,368
Texas Instruments, Inc.	228,910	23,218,341
Xilinx, Inc.	2,243,648	144,131,948

		191,373,657

Software - 5.4%
Activision Blizzard, Inc.	1,236,852	82,065,130
Adobe Systems, Inc. (a)	709,580	157,242,928
Electronic Arts, Inc. (a)	460,480	54,327,431
Red Hat, Inc. (a)	203,318	33,153,033
salesforce.com, Inc. (a)	216,060	26,141,099

		352,929,621

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	1,362,512	225,168,733

		2,366,755,003

Health Care - 19.0%
Biotechnology - 4.1%
Biogen, Inc. (a)	966,675	264,482,280

Health Care Equipment & Supplies - 6.3%
Edwards Lifesciences Corp. (a)	1,317,535	167,801,258
Intuitive Surgical, Inc. (a)	446,408	196,767,718
Stryker Corp.	277,220	46,966,612

		411,535,588

Health Care Providers & Services - 4.3%
UnitedHealth Group, Inc.	1,196,308	282,807,211

Health Care Technology - 0.8%
Cerner Corp. (a)	851,831	49,619,156

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc. (a)	60,040	$33,618,197

Pharmaceuticals - 3.0%
Zoetis, Inc.	2,368,948	197,759,779

		1,239,822,211

Consumer Discretionary - 14.7%
Hotels, Restaurants & Leisure - 1.2%
Starbucks Corp.	1,312,282	75,548,075

Internet & Direct Marketing Retail - 0.8%
Booking Holdings, Inc. (a)	24,090	52,468,020

Media - 0.6%
Comcast Corp.-Class A	1,250,000	39,237,500

Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	917,714	87,999,595

Specialty Retail - 8.2%
Home Depot, Inc. (The)	1,428,434	263,974,603
TJX Cos., Inc. (The)	1,606,532	136,314,240
Ulta Salon Cosmetics & Fragrance, Inc. (a)	527,850	132,442,844

		532,731,687

Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc.-Class B	2,478,884	169,530,877

		957,515,754

Consumer Staples - 9.8%
Beverages - 6.0%
Constellation Brands, Inc.-Class A	970,720	226,303,954
Monster Beverage Corp. (a)	3,033,248	166,828,640

		393,132,594

Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	1,259,320	248,287,531

		641,420,125

Industrials - 7.3%
Building Products - 2.6%
Allegion PLC	1,234,101	95,247,915
AO Smith Corp.	1,241,161	76,145,228

		171,393,143

Commercial Services & Supplies - 1.6%
Copart, Inc. (a)	1,984,035	101,344,508

Industrial Conglomerates - 1.6%
Roper Technologies, Inc.	393,413	103,935,780

Machinery - 1.5%
IDEX Corp.	178,220	23,820,885

Company	Shares	U.S. $ Value
WABCO Holdings, Inc. (a)	565,582	$72,954,422

		96,775,307

		473,448,738

Financials - 2.6%
Capital Markets - 2.6%
MarketAxess Holdings, Inc.	306,321	60,844,540
S&P Global, Inc.	590,320	111,334,352

		172,178,892

Materials - 1.9%
Chemicals - 1.9%
Sherwin-Williams Co. (The)	327,522	120,416,739

Total Common Stocks (cost $4,586,179,642)		5,971,557,462

SHORT-TERM INVESTMENTS - 8.4%
Investment Companies - 8.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (b)(c)(d) (cost $549,113,888)	549,113,888	549,113,888

Total Investments - 100.0% (cost $5,135,293,530) (e)		6,520,671,350
Other assets less liabilities - 0.0%		1,125,194

Net Assets - 100.0%		$6,521,796,544

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,429,541,594 and gross unrealized depreciation of investments was $(44,163,774), resulting in net unrealized appreciation of $1,385,377,820.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Large Cap Growth Fund, Inc.

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$5,971,557,462		$	– 0	–	$	– 0	–	$5,971,557,462
Short-Term Investments	549,113,888			– 0	–		– 0	–	549,113,888

Total Investments in Securities	6,520,671,350			– 0	–		– 0	–	6,520,671,350
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$6,520,671,350		$	– 0	–	$	– 0	–	$6,520,671,350

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

Fund	Market Value 7/31/2017 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/2018 (000)		Dividend Income (000)
Government Money Market Portfolio	$475,738		$1,368,841	$1,295,465	$549,114		$4,186
Government Money Market Portfolio*	– 0	–	15,384	15,384	– 0	–	2

Total	$475,738		$1,384,225	$1,310,849	$549,114		$4,188

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2018